EQ ADVISORS TRUST

AXA STRATEGIC ALLOCATION SERIES PORTFOLIOS

SUPPLEMENT DATED OCTOBER 19, 2009 TO THE PROSPECTUS DATED MAY 1, 2009, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2009, as supplemented, relating to the AXA Strategic Allocation Series Portfolios (“Portfolios”) of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus, and retain it for future reference.

The purpose of this Supplement is to provide you with revised information regarding certain investment options for the Trust’s Portfolios.

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Effective October 19, 2009, information regarding AXA Tactical Manager 500–I, AXA Tactical Manager 400 Portfolio–I, AXA Tactical Manager 2000-I Portfolio, and AXA Tactical Manager International Portfolio-I is deleted and replaced with the following:

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 500 Portfolio – I	The Portfolio seeks a total return that is comparable to that of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing in a combination of long and short positions based on securities included in the S&P 500.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of large-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•        Adviser Selection Risk

•        Asset Class Risk

•        Derivatives Risk

•        Futures and Options Risk

•        Equity Risk

•        ETFs Risk

•        Indexing Risk

•        Large-Cap Company Risk

•        Leveraging Risk

•        Market Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Security Risk

•        Security Selection Risk

•        Short Sales Risk

AXA Tactical Manager 400 Portfolio – I	The Portfolio seeks a total return that is comparable to that of the Standard & Poor’s MidCap 400 Index (“S&P 400”) by investing in a combination of long and short positions based on securities included in the S&P 400.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of midcapitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•        Adviser Selection Risk

•        Asset Class Risk

•        Derivatives Risk

•        Futures and Options Risk

•        Equity Risk

•        ETFs Risk

•        Indexing Risk

•        Leveraging Risk

•        Market Risk

•        Mid-Cap Company Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Security Risk

•        Security Selection Risk

•        Short Sales Risk

Underlying Portfolio	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AXA Tactical Manager 2000 Portfolio – I	The Portfolio seeks a total return that is comparable to that of the Russell® 2000 Index by investing in a combination of long and short positions based on securities included in the Russell® 2000 Index.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of small-capitalization companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•        Adviser Selection Risk

•        Asset Class Risk

•        Derivatives Risk

•        Futures and Options Risk

•        Equity Risk

•        ETFs Risk

•        Indexing Risk

•        Leveraging Risk

•        Market Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Security Risk

•        Security Selection Risk

•        Short Sales Risk

•        Small-Cap Company Risk

AXA Tactical Manager International Portfolio – I	The Portfolio seeks a total return that is comparable to that of the Morgan Stanley Capital International (“MSCI”) EAFE Index or a combination of the ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index (collectively, the “Indices”) by investing in a combination of long and short positions based on securities included in the MSCI EAFE or the Indices.	The Portfolio utilizes a strategy that combines a passive investment index style focused on equity securities of foreign companies with an actively managed futures and options strategy that will be used to tactically manage equity exposure to such companies based on the level of volatility in the market.

•        Adviser Selection Risk

•        Asset Class Risk

•        Derivatives Risk

•        Futures and Options Risk

•        Equity Risk

•        ETFs Risk

•        Foreign Securities Risk

•        Indexing Risk

•        Large Cap Company Risk

•        Leveraging Risk

•        Market Risk

•        Non-Diversification Risk

•        Portfolio Management Risk

•        Portfolio Turnover Risk

•        Security Risk

•        Security Selection Risk

•        Short Sales Risk